CONVERTIBLE NOTES (Details - Change in deriviative) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
Fair value of derivative liability	$ 501,824	$ 1,041,484
Change in fair value	539,660
Change in fair value		(405,995)	$ 0
Fair value of derivative liability	$ 1,041,484	$ 635,489